Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories as of December 31, 2025 and 2024 consist of the following:

	December 31,
	2025	2024
EU Emissions Trading System allowances	2,450	612,165
Total	2,450	612,165